Equity - Summary of Movement of Number of Shares and Share Capital (Detail) ₨ in Thousands, $ in Millions		12 Months Ended
		Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		3,320,307,765	3,320,307,765	3,088,973,894	2,887,348,694
Shares at the beginning | ₨			₨ 6,641,100	₨ 6,178,400	₨ 5,775,200
Shares issued		354,242	354,242
Shares issued | ₨			₨ 700
Allotment of shares held in abeyance	[1]				1,793
Allotment of shares held in abeyance | ₨	[1],[2]				₨ 0
Shares at the end (in shares)		3,320,662,007	3,320,662,007	3,320,307,765	3,088,973,894
Shares at the end		$ 87.6	₨ 6,641,800	₨ 6,641,100	₨ 6,178,400
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued				231,333,871	201,623,407
Shares issued | ₨				₨ 462,700	₨ 403,200
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		508,502,896	508,502,896	508,502,896	508,502,371
Shares at the beginning | ₨			₨ 1,017,000	₨ 1,017,000	₨ 1,017,000
Allotment of shares held in abeyance	[1]				525
Allotment of shares held in abeyance | ₨	[1]				₨ 0
Shares at the end (in shares)		508,502,896	508,502,896	508,502,896	508,502,896
Shares at the end		$ 13.4	₨ 1,017,000	₨ 1,017,000	₨ 1,017,000

[1]	Out of shares held in abeyance—Rights issue of 2001, 2008 and 2015.
[2]	Amounts less than Rs. 50,000